COMMON SHARE (Details)				1 Months Ended	12 Months Ended
	Dec. 02, 2015 shares	May 09, 2014 shares	Apr. 09, 2014 shares	Apr. 30, 2014 shares	Mar. 31, 2017 Vote class
Common share
Class B to Class A common share conversion ratio				1
Class A redesignated to Class C common shares (in shares)				805,100
Number of classes of authorized ordinary shares | class					2
Rights Plan
Common share
Common shares issued (in shares)	0
Minimum percentage of common shares required to exercise right	10.00%
Class A common shares
Common share
Number of vote each share entitled to | Vote					1
Common shares issued (in shares)			5,215,794
Conversion of convertible preferred shares to common shares (in shares)			20,781,515
Class A common shares | IPO
Common share
Common shares issued (in shares)			3,787,223
Class A common shares | Private placement
Common share
Common shares issued (in shares)			1,428,571
Class A common shares | Green Shoe
Common share
Common shares issued (in shares)		514,556
Class C common shares
Common share
Number of vote each share entitled to | Vote					15